BLACKROCK MUNIYIELD MICHIGAN QUALITY FUND, INC.

ARTICLES OF AMENDMENT

AMENDING THE ARTICLES SUPPLEMENTARY ESTABLISHING AND FIXING THE RIGHTS AND PREFERENCES OF

VARIABLE RATE DEMAND PREFERRED SHARES

This is to certify that:

     First: The charter of BlackRock MuniYield Michigan Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of April 20, 2011, as amended to date (collectively, the “Articles Supplementary”).

     Second: The charter of the Corporation is hereby amended by deleting the definition of “Increased Rate Event” in the Articles Supplementary in its entirety and replacing it with the following definition as of June 29, 2020:

(i) with respect to a Rate Period of fewer than forty-nine (49) days, the greater of (a) the SIFMA Municipal Swap Index or (b) the LIBOR Rate, and (ii) with respect to a Rate Period of forty-nine (49) or more days, the LIBOR Rate. If the Applicable Rate in respect of any Rate Period would otherwise be less than zero percent (0%), the Applicable Base Rate for such Rate Period will be deemed to be zero percent (0%).

Third: These Articles of Amendment shall be effective as of June 29, 2020.

     Fourth: The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

[Signature Page Follows]

     IN WITNESS WHEREOF, BlackRock MuniYield Michigan Quality Fund, Inc. has caused these Articles of Amendment to be signed as of June 25, 2020 in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD MICHIGAN
QUALITY FUND, INC.

By: /s/ Jonathan Diorio
Name: Jonathan Diorio
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn
Title: Secretary

[MIY Signature Page – Amendment to Articles Supplementary]